Financial statements of Barclays PLC, Parent company accounts - Balance sheet £ in Millions, $ in Billions	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Assets
Loans and advances to subsidiaries	£ 361,451	£ 342,632
Financial assets at fair value through the income statement	191,972	175,151
Derivative financial instruments	262,572	302,446
Other assets	3,785	2,622
Total assets	1,384,285	1,349,514
Liabilities
Deposits at amortised cost	519,433	481,036
Debt securities in issue	98,867	75,796
Subordinated liabilities	12,759	16,341
Financial liabilities designated at fair value	250,960	249,765
Derivative financial instruments	256,883	300,775
Other liabilities	10,505	8,662
Total liabilities	1,314,074	1,282,632
Equity
Other equity instruments	12,259	11,172
Other reserves	1,770	4,461
Retained earnings	50,657	45,527
Total equity	70,211	66,882
Total liabilities and equity	1,384,285	1,349,514
Barclays PLC
Assets
Investment in subsidiaries	62,528	58,886
Loans and advances to subsidiaries	22,072	24,710
Financial assets at fair value through the income statement	25,091	17,521
Derivative financial instruments	4	7
Other assets	68	65
Total assets	109,763	101,189
Liabilities
Deposits at amortised cost	488	482
Debt securities in issue	25,658	28,428
Subordinated liabilities	9,301	7,724
Financial liabilities designated at fair value	16,319	9,507
Derivative financial instruments	43	0
Other liabilities	117	176
Total liabilities	51,926	46,317
Equity
Called up share capital	4,188	4,340
Share premium account	348	297
Other equity instruments	12,241	11,169
Other reserves	555	394
Retained earnings	40,505	38,672
Total equity	57,837	54,872
Total liabilities and equity	£ 109,763	£ 101,189